Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share [Abstract]
Loss per share
The following details the earnings per share, basic and diluted, calculations for the years ended December 31, 2022 and 2021:

For the year ended December 31	2022	2021
Net loss attributable to common shareholders	$(242,813)	$(72,711)
Number of common shares outstanding on January 1	169,590,061	97,245,223

Weighted average number of common shares issued	18,179,510	40,318,936
Basic number of common shares	187,769,571	137,564,159
Dilutive effect of unvested LTIP awards(i)	–	–
Diluted number of common shares issued	187,769,571	137,564,159

Earnings per share:
Basic	$(1.29)	$(0.54)
Diluted	$(1.29)	$(0.54)

(i)	Unvested LTIP awards were excluded from the diluted shares calculation due to their anti-dilutive effect for the years ended December 31, 2022, and December 31, 2021.